Schedule of Unrecognized Tax Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024
Accounting Policies [Abstract]
Balance – January 1
Foreign exchange adjustment
Balance – June 30
Balance